Acquisitions and disposals	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals	Acquisitions and disposals

Disposals

In April 2024, the Company sold “La Pecuaria” farm, a 3,177 hectares farm located in Uruguay for an aggregate amount of US$ 20.7 million, collected in full at closing. This transaction resulted in a pre-tax gain of US$ 6.1 million included in the line item “Other operating income” in the statement of income for year ended December 31, 2024. Also, an amount of US$ 6.9 million was reclassified to retained earnings out of the revaluation surplus reserve.

In September 2023, the Company sold “El Meridiano” farm, a 6,302 hectares farm located in the Province of Buenos Aires, Argentina for an aggregate amount of US$ 48 million, collected in full. This transaction resulted in a pre-tax gain of US$6.3 million included in the line item “Other operating income / (expense), net”. Also, an amount of US$ 13.1 million was reclassified to retained earnings out of the revaluation surplus reserve.

The Group did not complete any disposals during the years ended December 31, 2022.

Acquisitions

2024 and 2023 Acquisition Activity

The Group did not complete any acquisitions during the year ended December 31, 2024 and 2023.

2022 Acquisition Activity

During the year ended December 31, 2022, we completed one business combination, as follows:

Acquisition of subsidiaries of Viterra Group in Argentina and Uruguay

On May 3, 2022, (the “Closing Date”) the Group, through certain subsidiaries consummated the acquisition of the rice operations in Uruguay and Argentina of the Viterra Group, comprising a 100% ownership of Molinos Libres S.A. (Argentina), Viterra Uruguay S.A. (Uruguay) and Paso Dragón S.A. (Uruguay). The transaction also included the acquisition of certain leasing agreements. All of the acquired subsidiaries form part of the Rice Business Segment.

The terms and conditions of the agreement contemplate the payment, subject to adjustments, of a purchase price of approximately US$ 17.8 million payable in three annual installments and the assumption of the existing financial debt for an amount of US$ 17.9 million. As of December 31, 2024, all installments have been cancelled.

The Company has made an allocation of the estimated purchase price to the identifiable assets acquired and liabilities assumed based on their fair values at acquisition date. The Company has made significant assumptions and estimates in determining the purchase price, including the contingent payment and the allocation of the estimated purchase price in these consolidated financial statements.

As the fair value of the identifiable net assets acquired was greater than the total consideration paid, negative goodwill arises on the acquisition. The negative goodwill is recognized as “Bargain purchase gain on acquisition” in the income statement for the year end December 31, 2022 reflecting the opportunity to acquire the rice operations in Argentina and Uruguay from an outgoing market player.

The following table summarizes the purchase price:

Purchase consideration:
Amount paid in cash	1,512
Amounts to be paid in installments (*)	16,242
Total purchase consideration	17,754

Fair value of net assets acquired	27,507
Bargain purchase on acquisition over the total purchase consideration	9,753

(*) Amounts to be paid in installments were discounted at present value as of the date of acquisition at a 6.5% discount rate.

During 2024, all installments were cancelled.

Acquisition-related costs of US$ 193 are included in General and administrative expenses in the Consolidated Statement of Income.

The following table summarizes the sales of goods and services rendered and profit from operations of the subsidiaries acquired included in the consolidated financial statements of income for the year end December 31, 2022 as from the date of acquisition:

Period from the date of acquisition to December 31 2022
Sales of goods and services rendered	61,363
Profit from operations	6,131

If the acquisition had occurred on January 1, 2022 consolidated pro-forma sales of goods and services rendered, profit from operations and profit for the year, for the year ended 31 December 2022 would have been US$ 1,369,462, US$ 249,462 and US$ 106,950.